Income taxes - Company's Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Deferred tax assets
Net operating losses	$ 29,068	$ 27,464
Stock options	516	274
Other	276	248
Vacation	111	104
Reserve for bad debts	73	55
Disallowed interest expense	415
Depreciation	278
Total Deferred tax assets	30,737	28,145
Deferred tax liability-depreciation		(437)
Deferred contract acquisition costs	(849)	(607)
Total net deferred tax asset	29,888	27,101
Less valuation allowance	(29,888)	(27,101)
Net deferred tax asset	$ 0	$ 0